ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Purchases of materials		¥ 4,767	¥ 10,476
Prepayments for advertisement		3,083	3,660
Prepayments for transportation fee		2	64
Prepayments for operating lease		204	204
Prepayments for testing fee		289	238
Utility deposit		476	206
Deposits for research and development fee		865	1,998
Prepayment for seed usage fee		0	50
Others		798	855
Advances to suppliers	$ 1,648	¥ 10,484	¥ 17,751